RELATED PARTY TRANSACTIONS - Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Revenues
Power purchase and revenue agreements	$ 9	$ 22	$ 22	$ 83
Direct operating costs
Energy purchases	0	(2)	0	(4)
Energy marketing fee & other services	(1)	(1)	(4)	(3)
Insurance services	0	(6)	0	(13)
Total related party direct operating costs	(1)	(9)	(4)	(20)
Interest expense
Borrowings	0	0	0	(1)
Contract balance accretion	(6)	(4)	(12)	(9)
Total interest expense	(6)	(4)	(12)	(10)
Other related party services	(1)	(1)	(2)	(2)
Management service costs	(65)	(72)	(141)	(153)
Brookfield
Direct operating costs
Insurance services					$ 0
Interest expense
Borrowings	$ (1)	$ 0	$ (1)	$ (1)